ONE CHOICE IN RETIREMENT PORTFOLIO R6
One Choice In Retirement Portfolio R6
Investment Objective
The fund seeks current income.
Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE IN RETIREMENT PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.51%
Total Annual Fund Operating Expenses		0.52%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE IN RETIREMENT PORTFOLIO R6 R6 CLASS	53	167

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice In Retirement Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	45.00%	Fixed-Income Securities (Bond Funds)	45.00%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.80%
NT Equity Growth Fund	10.00%	Inflation-Adjusted Bond Fund	7.60%
NT Growth Fund	6.50%	International Bond Fund	7.00%
NT International Growth Fund	5.00%	NT Diversified Bond Fund	26.60%
NT Large Company Value Fund	11.00%
NT Mid Cap Value Fund	4.00%	Cash Equivalents (Money Market Funds)	10.00%
NT Small Company Fund	2.00%	Premium Money Market Fund	10.00%
NT Vista Fund	2.50%
Real Estate Fund	1.00%

The target asset mix of One Choice In Retirement Portfolio R6 is expected to remain fixed over time. The fund is generally intended for investors near to, at, or in retirement and who likely are no longer making new investments in the fund. The fund is designed for investors who plan to gradually withdraw the value of their account after retirement. The fund assumes a retirement age of 65 and may not be appropriate for an investor retiring at an age well before or after age 65.

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds, we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2015 PORTFOLIO R6
One Choice 2015 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2015 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.52%
Total Annual Fund Operating Expenses		0.53%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2015 PORTFOLIO R6 R6 CLASS	54	170

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2015 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	46.46%	Fixed-Income Securities (Bond Funds)	44.29%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.75%
NT Emerging Markets Fund	0.38%	Inflation-Adjusted Bond Fund	7.50%
NT Equity Growth Fund	9.87%	International Bond Fund	6.72%
NT Growth Fund	6.87%	NT Diversified Bond Fund	26.32%
NT International Growth Fund	5.13%
NT Large Company Value Fund	11.00%	Cash Equivalents (Money Market Funds)	9.25%
NT Mid Cap Value Fund	4.25%	Premium Money Market Fund	9.25%
NT Small Company Fund	2.00%
NT Vista Fund	2.88%
Real Estate Fund	1.08%

The target date in the fund name (2015) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2020 PORTFOLIO R6
One Choice 2020 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2020 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.54%
Total Annual Fund Operating Expenses		0.55%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2020 PORTFOLIO R6 R6 CLASS	56	177

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2020 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	51.58%	Fixed-Income Securities (Bond Funds)	41.67%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.60%
NT Emerging Markets Fund	1.50%	Inflation-Adjusted Bond Fund	7.23%
NT Equity Growth Fund	9.50%	International Bond Fund	5.70%
NT Growth Fund	8.00%	NT Diversified Bond Fund	25.14%
NT International Growth Fund	6.13%
NT Large Company Value Fund	11.24%	Cash Equivalents (Money Market Funds)	6.75%
NT Mid Cap Value Fund	5.00%	Premium Money Market Fund	6.75%
NT Small Company Fund	2.00%
NT Vista Fund	3.88%
Real Estate Fund	1.33%

The target date in the fund name (2020) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2025 PORTFOLIO R6
One Choice 2025 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2025 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.57%
Total Annual Fund Operating Expenses		0.58%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2025 PORTFOLIO R6 R6 CLASS	59	186

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2025 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	56.83%	Fixed-Income Securities (Bond Funds)	38.17%
NT Core Equity Plus Fund	3.00%	High-Yield Fund	3.40%
NT Emerging Markets Fund	2.38%	Inflation-Adjusted Bond Fund	6.77%
NT Equity Growth Fund	9.25%	International Bond Fund	4.25%
NT Growth Fund	9.37%	NT Diversified Bond Fund	23.75%
NT International Growth Fund	7.13%
NT Large Company Value Fund	11.50%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.50%	Premium Money Market Fund	5.00%
NT Small Company Fund	2.55%
NT Vista Fund	4.57%
Real Estate Fund	1.58%

The target date in the fund name (2025) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2030 PORTFOLIO R6
One Choice 2030 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2030 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.59%
Total Annual Fund Operating Expenses		0.60%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2030 PORTFOLIO R6 R6 CLASS	61	193

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2030 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government), credit quality (investment-grade and high-yield or "junk bonds") and geographic exposure (domestic and international). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	62.83%	Fixed-Income Securities (Bond Funds)	32.17%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	3.02%
NT Emerging Markets Fund	2.88%	Inflation-Adjusted Bond Fund	6.15%
NT Equity Growth Fund	9.25%	International Bond Fund	1.75%
NT Growth Fund	11.12%	NT Diversified Bond Fund	21.25%
NT International Growth Fund	8.63%
NT Large Company Value Fund	12.12%	Cash Equivalents (Money Market Funds)	5.00%
NT Mid Cap Value Fund	5.25%	Premium Money Market Fund	5.00%
NT Small Company Fund	3.50%
NT Vista Fund	5.00%
Real Estate Fund	1.83%

The target date in the fund name (2030) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price.

•

High-Yield Securities Risk - Some of the underlying funds may invest in high-yield securities, which are considered to have speculative characteristics and are more likely to be negatively affected by changes in economic conditions.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2035 PORTFOLIO R6
One Choice 2035 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2035 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		0.62%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2035 PORTFOLIO R6 R6 CLASS	63	199

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2035 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	69.40%	Fixed-Income Securities (Bond Funds)	26.35%
NT Core Equity Plus Fund	3.25%	High-Yield Fund	2.60%
NT Emerging Markets Fund	3.50%	Inflation-Adjusted Bond Fund	5.30%
NT Equity Growth Fund	9.63%	NT Diversified Bond Fund	18.45%
NT Growth Fund	12.87%
NT International Growth Fund	9.75%	Cash Equivalents (Money Market Funds)	4.25%
NT Large Company Value Fund	12.87%	Premium Money Market Fund	4.25%
NT Mid Cap Value Fund	5.63%
NT Small Company Fund	4.20%
NT Vista Fund	5.63%
Real Estate Fund	2.07%

The target date in the fund name (2035) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2040 PORTFOLIO R6
One Choice 2040 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2040 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.64%
Total Annual Fund Operating Expenses		0.65%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2040 PORTFOLIO R6 R6 CLASS	67	208

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2040 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	75.67%	Fixed-Income Securities (Bond Funds)	22.58%
NT Core Equity Plus Fund	3.63%	High-Yield Fund	2.25%
NT Emerging Markets Fund	4.38%	Inflation-Adjusted Bond Fund	4.50%
NT Equity Growth Fund	10.25%	NT Diversified Bond Fund	15.83%
NT Growth Fund	13.88%
NT International Growth Fund	10.00%	Cash Equivalents (Money Market Funds)	1.75%
NT Large Company Value Fund	13.88%	Premium Money Market Fund	1.75%
NT Mid Cap Value Fund	6.62%
NT Small Company Fund	4.08%
NT Vista Fund	6.62%
Real Estate Fund	2.33%

The target date in the fund name (2040) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2045 PORTFOLIO R6
One Choice 2045 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2045 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.66%
Total Annual Fund Operating Expenses		0.67%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2045 PORTFOLIO R6 R6 CLASS	69	215

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2045 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	80.63%	Fixed-Income Securities (Bond Funds)	19.37%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.93%
NT Emerging Markets Fund	5.25%	Inflation-Adjusted Bond Fund	3.85%
NT Equity Growth Fund	10.30%	NT Diversified Bond Fund	13.59%
NT Growth Fund	14.62%
NT International Growth Fund	10.13%	Cash Equivalents (Money Market Funds)	0.00%
NT Large Company Value Fund	14.62%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.13%
NT Vista Fund	7.25%
Real Estate Fund	2.58%

The target date in the fund name (2045) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2050 PORTFOLIO R6
One Choice 2050 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2050 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.68%
Total Annual Fund Operating Expenses		0.69%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2050 PORTFOLIO R6 R6 CLASS	71	221

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2050 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	83.08%	Fixed-Income Securities (Bond Funds)	16.92%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.68%
NT Emerging Markets Fund	6.25%	Inflation-Adjusted Bond Fund	3.35%
NT Equity Growth Fund	10.38%	NT Diversified Bond Fund	11.89%
NT Growth Fund	14.87%
NT International Growth Fund	9.87%	Cash Equivalents (Money Market Funds)	0.00%
NT Large Company Value Fund	15.13%
NT Mid Cap Value Fund	7.25%
NT Small Company Fund	4.75%
NT Vista Fund	7.25%
Real Estate Fund	2.83%

The target date in the fund name (2050) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.

ONE CHOICE 2055 PORTFOLIO R6
One Choice 2055 Portfolio R6
Investment Objective
The fund seeks the highest total return consistent with its asset mix.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ONE CHOICE 2055 PORTFOLIO R6 R6 CLASS
Management Fees		none
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.01%
Acquired Fund Fees and Expenses	[1]	0.68%
Total Annual Fund Operating Expenses		0.69%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
ONE CHOICE 2055 PORTFOLIO R6 R6 CLASS	71	221

Portfolio Turnover

Because the fund buys and sells shares of other American Century mutual funds (the underlying funds) directly from the issuers, the fund is not expected to incur transaction costs directly. However, as a shareholder in the underlying funds, the fund indirectly pays transaction costs, such as commissions, when the underlying funds buy and sell securities (or "turn over" their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund is new, the fund's portfolio turnover rate is not available.

Principal Investment Strategies

One Choice 2055 Portfolio R6 is a "fund of funds," meaning that it seeks to achieve its objective by investing in other American Century mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. and foreign companies. The underlying bond funds invest in fixed-income securities that vary by issuer type (corporate and government) and credit quality (investment-grade and high-yield or "junk bonds"). The following table shows the fund's target allocation for the various asset classes and underlying funds as of the date of the prospectus:

Equity Securities (Stock Funds)	85.00%	Fixed-Income Securities (Bond Funds)	15.00%
NT Core Equity Plus Fund	4.50%	High-Yield Fund	1.50%
NT Emerging Markets Fund	6.50%	Inflation-Adjusted Bond Fund	3.00%
NT Equity Growth Fund	10.75%	NT Diversified Bond Fund	10.50%
NT Growth Fund	15.25%
NT International Growth Fund	9.50%	Cash Equivalents (Money Market Funds)	0.00%
NT Large Company Value Fund	15.50%
NT Mid Cap Value Fund	7.50%
NT Small Company Fund	5.00%
NT Vista Fund	7.50%
Real Estate Fund	3.00%

The target date in the fund name (2055) refers to the approximate year an investor plans to retire and likely would stop making new investments in the fund. The fund assumes a retirement age of 65 and may not be appropriate for an investor who plans to retire at or near the target date, but at an age well before or after 65. As the target year approaches, the fund's asset mix will become more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and cash. By the time the fund reaches its target year, the asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which is currently 45% stock funds, 45% bond funds and 10% money market funds. The fund is designed for investors who plan to withdraw the value of their account gradually after retirement. The following chart shows how the asset mix is expected to change over time according to a predetermined glide path.

One Choice Target Date Portfolios' Glide Path

Years to Retirement	45	44	43	42	41	40	39	38	37	36	35	34	33
Stocks	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	84.70%	83.90%	83.35%	82.80%	82.25%	81.70%	81.40%
Bonds	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.30%	16.10%	16.65%	17.20%	17.75%	18.30%	18.60%
Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
32	31	30	29	28	27	26	25	24	23	22	21	20	19	18	17	16	15
80.85%	80.40%	80.00%	78.45%	77.15%	76.35%	74.95%	73.40%	72.10%	70.80%	70.25%	68.55%	67.00%	65.85%	64.50%	63.35%	62.30%	61.00%
19.15%	19.60%	20.00%	21.05%	21.85%	22.15%	23.05%	24.10%	24.90%	25.70%	25.75%	26.95%	28.00%	29.15%	30.50%	31.65%	32.70%	34.00%
0.00%	0.00%	0.00%	0.50%	1.00%	1.50%	2.00%	2.50%	3.00%	3.50%	4.00%	4.50%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
14	13	12	11	10	9	8	7	6	5	4	3	2	1	RETIREMENT
59.70%	58.60%	57.35%	56.30%	55.00%	54.20%	52.90%	52.10%	51.05%	50.00%	48.95%	47.90%	46.85%	46.05%	45.00%
35.30%	36.40%	37.65%	38.70%	40.00%	40.30%	41.10%	41.40%	41.95%	42.50%	43.05%	43.60%	44.15%	44.45%	45.00%
5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%
Years After Retirement	1	2	3	4	5	6	7	8	9	10	11	12	13
Stocks	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Bonds	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Cash	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
14	15	16	17	18	19	20	21	22	23	24	25	26	27	28	29	30
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%

The portfolio managers regularly review the fund's allocations to determine whether rebalancing is appropriate. Although we do not intend to make frequent tactical adjustments to the target asset mix or trade actively among the underlying funds (other than the glide path adjustments described above), we reserve the right to modify the target allocations and underlying funds from time to time should circumstances warrant a change.

Principal Risks
•

Allocation Risk - The fund's performance and risks depend in part on the managers' skill in determining the fund's asset class allocations and in selecting and weighting the underlying funds. There is a risk that the managers' evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.

•

"Growth" and "Value" Style Risks - The underlying funds represent a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•

Small- and Mid-Cap Stock Risks - Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.

•

Interest Rate Risk - Generally, when interest rates rise, the value of an underlying fund's fixed-income securities will decline. The opposite is true when interest rates decline. Underlying funds with longer weighted average maturities are more sensitive to interest rate changes.

•

Credit Risk - The value of an underlying fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due. Changes in the credit rating of a fixed-income security held by an underlying fund could have a similar effect.

•

Foreign Securities Risk - Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect an underlying fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•

Tobacco Exclusion - The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. This exclusion may cause an underlying fund to forego profitable investment opportunities.

•

Market Risk - The value of the fund's shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market.

•

Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund, including losses near to, at, or after retirement. There is no guarantee that the fund will provide adequate income at or through your retirement.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

Because the fund is new, it does not have performance history as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit ipro.americancentury.com.